15. Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
Increase in valuation allowance	$ 149,358
Operating loss carryforward	6,660,248
Tax credit carryforward	$ 1,370,734